Basis of Presentation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Basis of Presentation
NOTE 2. BASIS OF PRESENTATION

(a)	Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and were approved and authorized for issue by the Board of Directors on February 23, 2022. Certain prior year amounts have been reclassified to conform with the current period’s presentation.

(b)	Basis of Measurement
The consolidated financial statements are prepared on a historical cost basis except as detailed in the accounting policies disclosed in Note 3. The accounting policies described in Note 3 and Note 4 have been applied consistently to all periods presented in these consolidated financial statements. Standards and guidelines issues but not yet effective for the current accounting period are described in Note 6.

(c)	Functional Currency and Presentation Currency
These consolidated financial statements are presented in Canadian dollars, which is the Company’s presentation currency. Transactions of the Company’s individual entities are recorded in their own functional currency based on the primary economic environment in which it operates.

(d)	Use of Estimates and Judgment
The timely preparation of financial statements requires that management make estimates and assumptions and use judgment. Accordingly, actual results may differ from estimated amounts as future confirming events occur. Significant estimates and judgment used in the preparation of the financial statements are described in Note 5.

(e)	Basis of Consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are fully consolidated from the date of acquisition and continue to be consolidated until the date that control ceases. The financial statements of the subsidiaries are prepared for the same reporting period as the parent Company, using consistent accounting policies. All intra-group balances, income and expenses, and unrealized gains and losses resulting from intra-group transactions are eliminated in full.